PROPERTY, PLANT AND MINE DEVELOPMENT - Geographic Information (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, plant and mine development
Property, plant and equipment	$ 6,234,302	$ 5,626,552	$ 5,106,036
Canada
Property, plant and mine development
Property, plant and equipment	4,386,051	3,730,809
Finland
Property, plant and mine development
Property, plant and equipment	996,946	889,610
Sweden
Property, plant and mine development
Property, plant and equipment	13,812	13,812
Mexico
Property, plant and mine development
Property, plant and equipment	835,797	982,115
United States
Property, plant and mine development
Property, plant and equipment	$ 1,696	$ 10,206